Stock-Based Compensation and Employee Benefits - Schedule of Restricted Shares Granted Weighted Average Grant Date Fair Value (Detail) - Restricted Shares [Member] - $ / shares	3 Months Ended			12 Months Ended
	Dec. 31, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	12,671	93,696	130,682	237,049	779,154	505,460
Granted (per share)	$ 25.65	$ 11.25	$ 10.24	$ 11.46	$ 4.09	$ 1.01